Restricted Stock Awards (Inventergy Inc [Member])	9 Months Ended
Sep. 30, 2013
Inventergy Inc [Member]
Restricted Stock Awards
7.        Restricted Stock Awards

The Company values restricted stock awards (''RSAs''), using the fair value of the underlying stock on the date of grant. The awards issued have consisted of fully-vested stock awards, performance-based restricted shares, and service-based restricted shares. The following table sets forth the shares of restricted stock awards outstanding as of September 30, 2013:

	Restricted	Weighted Average
	Stock	Grant Date Fair
	Awards	Value per Unit

Balance, Inception (January 12, 2012)	-	$-

Balance, December 31, 2012	-	$-

Awards granted	5,060,048	$0.01
Awards vested	(1,296,048)	$0.04
Awards cancelled or forfeited (unvested)	(50,000)	-

Balance, September 30, 2013	3,714,000	$0.01

Stock-based compensation for employees and non-employees recognized for the nine months ended September 30, 2013 and for the period from January 12, 2012 (inception) to September 30, 2013 was as follows:

	For the Nine	January 12, 2012
	Months Ended	(inception) to
	September 30, 2013	September 30, 2013

Operating expenses

Selling, general and administrative	$1,166,931	$1,166,931

No income tax benefit has been recognized related to stock-based compensation expense and no tax benefits have been realized from exercised stock awards. As of September 30, 2013, there were total unrecognized compensation costs of $2,233,725 related to these stock awards. These costs are expected to be recognized over a period of approximately 1.55 years.

Non-employee stock-based compensation

For the nine months ended September 30, 2013 and the period from January 12, 2012 (inception) to September 30, 2013, the Company issued restricted stock awards to non-employees in exchange for services with vesting specific to each individual award. Non-employee stock-based compensation expense related to RSAs is recognized as the awards vest and totaled $619,936 for the nine months ended September 30, 2013. The fair value of RSAs is calculated as the fair value of the underlying stock multiplied by the number of shares awarded.